Consolidated Statements of Earnings - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Profit or loss [abstract]
Revenue	$ 12,111,236,000	$ 11,506,825,000
Operating expenses
Costs of services, selling and administrative	10,284,007,000	9,801,791,000
Acquisition-related and integration costs	77,417,000	37,482,000
Restructuring costs	0	100,387,000
Net finance costs	70,630,000	73,885,000
Foreign exchange loss	2,234,000	3,300,000
Operating expenses	10,434,288,000	10,016,845,000
Earnings before income taxes	1,676,948,000	1,489,980,000
Income tax expense	413,741,000	348,578,000
Net earnings	$ 1,263,207,000	$ 1,141,402,000
Earnings per share
Basic earnings per share (CAD per share)	$ 4.63	$ 4.02
Diluted earnings per share (CAD per share)	$ 4.55	$ 3.95